Other non-current liabilities and employee future benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Effect of movements in exchange rates	$ 522	$ (102)
Actuarial gain on settlement	$ 0	913
Pension plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain on settlement		913
Surplus assets on termination transferred to contribution plan		$ 1,489
Other current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Estimated future cash flows discounted percentage (as percent)	2.96%	2.96%
Upward warranty adjustments	$ 0	$ 373
New additions to provision	21	58
Effect of movements in exchange rates	132	(188)
Net discounted amount of estimated cash flows required to settle the obligation	$ 2,733	$ 2,580